RETIREMENT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
RETIREMENT PLAN

NOTE 12 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. For the nine months ending September 30, 2019 and 2018, a contribution of $32,974 and $16,564 was charged to expense for all eligible non-executive participants. For the three months ending September 30, 2019 and 2018, a contribution of $11,817 and $6,801 was charged to expense for all eligible non-executive participants.

NOTE 12 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. A contribution of $24,587 was charged to expense and accrued for the year ending December 31, 2018 to all eligible non-executive participants. . A contribution of $15,873 was charged to expense and accrued for the year ending December 31, 2017 to all eligible non-executive participants